Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Assets:
Available for sale, at fair value	$ 214,190	$ 72,125
Loans held for sale	163,834	115,434
Total assets	383,331	191,151
Liabilities:
Total liabilities	645	1,189
Forward sales commitments [Member]
Assets:
Commitments to originate loans	2,194	1,623
Commitments to Originate Loans [Member]
Assets:
Commitments to originate loans	2,559	1,254
Liabilities [Member] | Forward sales commitments [Member]
Liabilities:
Forward sales commitments	133	295
Liabilities [Member] | Commitments to Originate Loans [Member]
Liabilities:
Forward sales commitments	512	894
Corporate debt securities [Member]
Assets:
Available for sale, at fair value	61,018	46,912
Trust preferred securities [Member]
Assets:
Available for sale, at fair value		25,196
U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	153,166
Municipal securities [Member]
Assets:
Available for sale, at fair value	6	17
Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	81	89
Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	152	180
FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	190	293
FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	131	153
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Total assets	142,359	72,125
Liabilities:
Total liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Liabilities [Member] | Forward sales commitments [Member]
Liabilities:
Forward sales commitments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Liabilities [Member] | Commitments to Originate Loans [Member]
Liabilities:
Forward sales commitments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate debt securities [Member]
Assets:
Available for sale, at fair value	0	46,912
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Trust preferred securities [Member]
Assets:
Available for sale, at fair value		25,196
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	142,359
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal securities [Member]
Assets:
Available for sale, at fair value	0	17
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Assets [Member]
Assets:
Loans held for sale	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Assets [Member] | Forward sales commitments [Member]
Assets:
Commitments to originate loans	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Assets [Member] | Commitments to Originate Loans [Member]
Assets:
Commitments to originate loans	0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total assets	236,219	116,149
Liabilities:
Total liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member] | Liabilities [Member] | Forward sales commitments [Member]
Liabilities:
Forward sales commitments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Liabilities [Member] | Commitments to Originate Loans [Member]
Liabilities:
Forward sales commitments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Corporate debt securities [Member]
Assets:
Available for sale, at fair value	61,018	0
Significant Other Observable Inputs (Level 2) [Member] | Trust preferred securities [Member]
Assets:
Available for sale, at fair value		0
Significant Other Observable Inputs (Level 2) [Member] | U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	10,807
Significant Other Observable Inputs (Level 2) [Member] | Municipal securities [Member]
Assets:
Available for sale, at fair value	6	0
Significant Other Observable Inputs (Level 2) [Member] | Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	81	89
Significant Other Observable Inputs (Level 2) [Member] | Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	152	180
Significant Other Observable Inputs (Level 2) [Member] | FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	190	293
Significant Other Observable Inputs (Level 2) [Member] | FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	131	153
Significant Other Observable Inputs (Level 2) [Member] | Assets [Member]
Assets:
Loans held for sale	163,834	115,434
Significant Other Observable Inputs (Level 2) [Member] | Assets [Member] | Forward sales commitments [Member]
Assets:
Commitments to originate loans	0
Significant Other Observable Inputs (Level 2) [Member] | Assets [Member] | Commitments to Originate Loans [Member]
Assets:
Commitments to originate loans	0
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Total assets	4,753	2,877
Liabilities:
Total liabilities	645	1,189
Significant Unobservable Inputs (Level 3) [Member] | Forward sales commitments [Member]
Assets:
Commitments to originate loans	2,194	1,623
Significant Unobservable Inputs (Level 3) [Member] | Commitments to Originate Loans [Member]
Assets:
Commitments to originate loans	2,559	1,254
Significant Unobservable Inputs (Level 3) [Member] | Liabilities [Member] | Forward sales commitments [Member]
Liabilities:
Forward sales commitments	133	295
Significant Unobservable Inputs (Level 3) [Member] | Liabilities [Member] | Commitments to Originate Loans [Member]
Liabilities:
Forward sales commitments	512	894
Significant Unobservable Inputs (Level 3) [Member] | Corporate debt securities [Member]
Assets:
Available for sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Trust preferred securities [Member]
Assets:
Available for sale, at fair value		0
Significant Unobservable Inputs (Level 3) [Member] | U.S. Government sponsored agency securities [Member]
Assets:
Available for sale, at fair value	0
Significant Unobservable Inputs (Level 3) [Member] | Municipal securities [Member]
Assets:
Available for sale, at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Pass through certificates guaranteed by GNMA - fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Significant Unobservable Inputs (Level 3) [Member] | Pass through certificates guaranteed by FNMA - adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Significant Unobservable Inputs (Level 3) [Member] | FHLMC participation certificates Fixed rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Significant Unobservable Inputs (Level 3) [Member] | FHLMC participation certificates Adjustable rate [Member]
Assets:
Mortgage-backed securities, available for sale	0	0
Significant Unobservable Inputs (Level 3) [Member] | Assets [Member]
Assets:
Loans held for sale	$ 0	$ 0